Summary of Total Stock Based Compensation Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Based Compensation Costs [Line Items]
Stock Options	$ 323	$ 13	$ 214
RSUs			582
Stock issued to consultants for services			45
Stock purchase plan			16
Vesting of restricted shares under performance based executive bonus award			1,468
Total	323	13	2,325
Advisors and Consultants
Schedule Of Stock Based Compensation Costs [Line Items]
Stock Options			132
RSUs			7
Stock issued to consultants for services			45
Stock purchase plan			0
Vesting of restricted shares under performance based executive bonus award			0
Total			184
Employees and Directors
Schedule Of Stock Based Compensation Costs [Line Items]
Stock Options	323	13	82
RSUs			575
Stock issued to consultants for services			0
Stock purchase plan			16
Vesting of restricted shares under performance based executive bonus award			1,468
Total	$ 323	$ 13	$ 2,141